Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 23, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	FIRST CENTURY BANKSHARES INC
Entity Central Index Key	0000723594
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 17,308,538
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		1,903,120

Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 10,902	$ 9,225
Interest-bearing balances with banks	34,840	9,644
Federal funds sold	10,000	10,000
Securities available for sale	66,673	73,442
Securities held to maturity (estimated fair value of $28,149 in 2011 and $24,262 in 2010)	27,024	24,196
Federal Home Loan Bank and Federal Reserve Bank Stock	1,352	1,572
Loans	248,367	260,257
Less allowance for loan losses	4,905	5,875
Net loans	243,462	254,382
Premises and equipment, net	12,503	13,070
Other real estate owned	1,180	1,750
Goodwill	5,183	5,183
Other assets	4,701	5,525
TOTAL ASSETS	417,820	407,989
LIABILITIES AND STOCKHOLDERS' EQUITY
Noninterest-bearing	57,403	47,056
Interest-bearing	295,246	305,285
Total deposits	352,649	352,341
Short-term borrowings	20,097	11,457
Other liabilities	4,350	4,220
TOTAL LIABILITIES	377,096	368,018
Commitments and contingencies (see Notes 9 and 10)
STOCKHOLDERS' EQUITY
Common stock - $1.25 par value; 10,000,000 shares authorized and 2,000,000 shares issued at December 31, 2011 and 2010; 1,903,120 shares outstanding at December 31, 2011 and 2010	2,500	2,500
Paid-in capital	757	757
Retained earnings	42,086	40,726
Accumulated other comprehensive income (loss), net of tax	(2,339)	(1,732)
Treasury stock, at cost; 96,880 shares at December 31, 2011 and 2010	(2,280)	(2,280)
TOTAL STOCKHOLDERS' EQUITY	40,724	39,971
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 417,820	$ 407,989

Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Financial Condition [Abstract]
Securities held to maturity, estimated fair value	$ 28,149	$ 24,262
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,000,000	2,000,000
Common stock, shares outstanding	1,903,120	1,903,120
Treasury stock, shares	96,880	96,880

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 13,138	$ 14,355
Interest on balances with banks	54	23
Interest and dividends from securities available for sale:
Taxable	1,799	2,107
Interest and dividends from securities held to maturity:
Taxable	117	56
Tax-exempt	779	724
Interest on federal funds sold	16	17
TOTAL INTEREST INCOME	15,903	17,282
INTEREST EXPENSE
Interest on time certificates of $100,000 or more	580	829
Interest on other deposits	1,577	2,189
Interest on federal funds purchased and securities sold under agreements to repurchase	261	276
TOTAL INTEREST EXPENSE	2,418	3,294
Net interest income	13,485	13,988
Provision for loan losses	3,241	1,936
Net interest income after provision for loan losses	10,244	12,052
NONINTEREST INCOME
Income from fiduciary activities	1,796	1,429
Service charges on deposit accounts	1,849	1,846
Pension plan curtailment gain	537
Other noninterest income	1,977	2,010
Securities gains	634	47
TOTAL NONINTEREST INCOME	6,793	5,332
NONINTEREST EXPENSE
Salaries, wages, and other employee benefits	6,256	6,682
Premises and equipment	2,324	2,351
Data processing	1,011	989
FDIC assessments	479	606
Loan collection expense	450	385
Legal fees	162	155
Advertising and public relations	242	210
Postage	243	253
Supplies and printing	288	267
Consulting fees	282	159
Director fees	211	163
Other noninterest expense	1,995	2,078
TOTAL NONINTEREST EXPENSE	13,943	14,298
Income before income taxes	3,094	3,086
Provision for income taxes	878	945
NET INCOME	$ 2,216	$ 2,141
NET INCOME PER COMMON SHARE:
Basic and diluted	$ 1.16	$ 1.12
AVERAGE SHARES OUTSTANDING:
Basic and diluted	1,903,120	1,903,120

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 2,500	$ 757	$ 39,727	$ (1,248)	$ (2,280)	$ 39,456
Comprehensive income:
Net income			2,141			2,141
Change in net unrealized gain (loss) on pension and postretirement benefits				(212)		(212)
Change in net unrealized gain(loss) on securities available for sale, net of reclassification adjustment and tax effect				(272)		(272)
Total comprehensive income (loss)			2,141	(484)		1,657
Cash dividends declared			(1,142)			(1,142)
Balance at Dec. 31, 2010	2,500	757	40,726	(1,732)	(2,280)	39,971
Comprehensive income:
Net income			2,216			2,216
Change in net unrealized gain (loss) on pension and postretirement benefits				(790)		(790)
Change in net unrealized gain(loss) on securities available for sale, net of reclassification adjustment and tax effect				183		183
Total comprehensive income (loss)			2,216	(607)		1,609
Cash dividends declared			(856)			(856)
Balance at Dec. 31, 2011	$ 2,500	$ 757	$ 42,086	$ (2,339)	$ (2,280)	$ 40,724

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Cash dividends declared per share	$ 0.45	$ 0.6

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income before adjustments to reconcile net income to net cash provided by operating activities:	$ 2,216	$ 2,141
Provision for loan losses	3,241	1,936
Depreciation and amortization	800	867
Deferred income tax (benefit) expense	698	(697)
Securities gains	(634)	(47)
Pension plan curtailment gain	(537)
Loss on disposal of fixed assets		34
Loss (gain) on disposal of other real estate owned	(10)	24
Impairment write down of other real estate owned	97	20
Decrease in interest receivable	412	241
Net investment amortization	333	234
Net decrease in other assets	87	1,387
Net increase (decrease) in interest payable and other liabilities	(593)	538
NET CASH PROVIDED BY OPERATING ACTIVITIES	6,110	6,678
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of securities held to maturity	(5,598)	(6,998)
Purchases of securities available for sale	(70,764)	(79,267)
Redemptions of Federal Home Loan Bank stock	220	63
Proceeds from maturities and calls of securities held to maturity	2,345	1,835
Proceeds from maturities and calls of securities available for sale	57,724	65,293
Proceeds from sales of securities available for sale	20,485	792
Proceeds from sales of securities held to maturity	342
Net decrease in loans	7,187	25,875
Proceeds from disposal of other real estate owned	963	592
Acquisition of premises and equipment	(233)	(405)
NET CASH PROVIDED BY INVESTING ACTIVITIES	12,671	7,780
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand and savings deposits	13,114	11,941
Net decrease in time deposits	(12,806)	(9,920)
Net (decrease) increase in short-term borrowings	8,640	(3,810)
Cash dividends paid	(856)	(1,142)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	8,092	(2,931)
Net increase in cash and cash equivalents	26,873	11,527
Cash and cash equivalents at beginning of year	28,869	17,342
Cash and cash equivalents at end of year	55,742	28,869
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	1,943	3,291
Income taxes	887	590
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Transfers of loans to other real estate owned	492	698
Internally financed sales of other real estate owned		$ 850

Summary Of Significant Accounting And Reporting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting And Reporting Policies [Abstract]
Summary Of Significant Accounting And Reporting Policies

1. Summary of Significant Accounting and Reporting Policies

First Century Bankshares, Inc. (the "Corporation" or the "Company"), and its wholly owned subsidiary, First Century Bank, Inc. ("FCB"), operate twelve branches in southern West Virginia and southwestern Virginia. The Corporation's primary source of revenue is derived from loans to customers who are predominately small to medium size businesses and middle income individuals. The accounting and reporting policies of the Corporation conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The following is a summary of the more significant accounting and reporting policies:

Management Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates relate to the calculation of the allowance for loan losses, valuation of impaired loans, goodwill impairment and valuation of pension and postretirement benefits. Actual results could differ from those estimates.

Principles of Consolidation — The consolidated financial statements include the accounts of First Century Bankshares, Inc. and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents — For purposes of reporting cash flows, cash equivalents include cash on hand and amounts due from banks (including cash items in process of collection); interest–bearing balances with banks and federal funds sold. To comply with Federal Reserve regulations, the subsidiary bank is required to maintain reserve balances with the Federal Reserve Bank of Richmond. The amount of those reserve balances at December 31, 2011 and 2010, was approximately $275,000 and $304,000, respectively.

Securities — Securities are classified as either held to maturity, available for sale or trading. Classification of securities is determined on the date of purchase. In determining such classification, debt securities that the Corporation has the positive intent and ability to hold to maturity are classified as held to maturity and are carried at amortized cost. All other securities are classified as available for sale and are carried at fair value with unrealized gains and losses included in comprehensive income. The Corporation has no securities classified as trading.

Realized gains and losses, determined using the specific identification method, and declines in value judged to be other than temporary are included in noninterest income. Premiums and discounts are amortized into interest income using a level yield method.

Loans — Loans are reported at their principal outstanding balance net of charge-offs and certain other deferred or unearned income. Loan origination and commitment fees, as well as certain direct origination costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Interest income, net of amortization or accretion of deferred items, is recognized as earned using the interest method.

The segments of the Company's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. In reviewing risk, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate loan portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio: and, (iv) the residential construction loan portfolio. The commercial real estate ("CRE") loan segment is further disaggregated into three classes. Commercial construction loans are generally made to developers or investors for the purpose of acquiring, developing and constructing residential or commercial structures. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include multifamily structures and owner-occupied commercial structures. Construction lending is generally considered to involve a higher degree of credit risk than long-term permanent financing. Construction loans to businesses for building commercial structures are inherently more risky than residential construction loans that are generally made to individuals for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. If the estimate of construction cost proves to be inaccurate, the Company may be compelled to advance additional funds to complete the construction with repayment dependent, in part, on the success of the ultimate project rather than the ability of a borrower or guarantor to repay the loan. If the Company is forced to foreclose on a project prior to completion, there is no assurance that it will be able to recover the entire unpaid portion of the loan. In addition, the Company may be required to fund additional amounts to complete a project and may have to hold the property for an indeterminate period of time. The commercial business segment consists of loans made for the purpose of financing the activities of commercial customers. The residential mortgage loan segment is made up of fixed rate and adjustable rate single-family amortizing term loans, which are primarily first liens. The consumer loans consist of motor vehicle loans, savings account loans, personal lines of credit, overdraft loans, other types of secured consumer loans, and unsecured personal loans.

Allowance for Loan Losses and Reserve for Unfunded Lending Commitments — It is the policy of the Corporation to maintain an allowance for loan losses and a reserve for unfunded lending commitments that equals management's best estimate of probable credit losses that are inherent in the portfolio at the balance sheet date. The adequacy of the allowance for loan losses is periodically evaluated by the Corporation in order to maintain the allowance at a level that is sufficient to absorb probable credit losses. Management's evaluation of the adequacy of the allowance is based on a review of the Corporation's historical loss experience, known and inherent risks in the loan portfolio, including adverse circumstances that may affect the ability of the borrower to repay interest and/or principal, the estimated value of collateral, and an analysis of the levels and trends of delinquencies, charge-offs, and the risk ratings of the various loan categories. Such factors as the level and trend of interest rates and the condition of the national and local economies and industry concentrations are also considered.

The allowance for loan losses is established through charges to earnings in the form of a provision for loan losses. Increases and decreases in the allowance due to changes in the measurement of impaired loans are included in the provision for loan losses. Loans continue to be classified as impaired unless they are brought fully current and the collection of scheduled interest and principal is considered probable.

A loan is considered impaired, based on current information and events, if it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. The measurement of impaired loans that are collateral dependent is based on the fair value of the collateral. The measurement of other impaired loans is generally based on the present value of expected future cash flows discounted at the loan's contractual interest rate.

The Corporation uses several factors in determining if a loan is impaired. The internal asset classification procedures include a thorough review of significant loans and lending relationships and include the accumulation of related data. This data includes loan payment status, borrowers' financial data and borrowers' operating factors such as cash flows, operating income or loss, etc.

When a loan or portion of a loan is determined to be uncollectible, the portion deemed uncollectible is charged against the allowance and subsequent recoveries, if any, are credited to the allowance.

Unsecured loans are typically charged-off within 90 days of becoming delinquent. All secured consumer loans are to be charged-off or written down to fair value of collateral on or before becoming 120 days past due. Loans secured by residential real estate are written down to the fair value of collateral on or before becoming 180 days past due, unless the loan is in bankruptcy or other legal collection proceedings and may go 365 days before a charge-off is taken.

Secured commercial loans, including commercial, commercial real estate and commercial construction loans, are to be charged off promptly upon determination that all or a portion of any loan balance is uncollectible. A commercial loan is considered uncollectible when the borrower is delinquent in principal or interest and 1) it is unlikely the borrower will have the ability to pay the debt in a timely manner, 2) collateral value is insufficient to cover the outstanding indebtedness and 3) guarantors do not provide adequate support.

We identify past due loans based on contractual terms on a loan by loan basis.

The methodology used to determine an estimate for the reserve for unfunded lending commitments is inherently similar to the methodology used in calculating the allowance for loan losses adjusted for factors specific to binding commitments, including the probability of funding and exposure at the time of funding. The reserve for unfunded lending commitments is included in other liabilities with increases or decreases included in noninterest expense. At December 31, 2011 and 2010, the reserve for unfunded lending commitments was $10,000. Estimates may change at some point in the future.

Income Recognition on Impaired and Nonaccrual Loans — Loans, including impaired loans, are generally classified as nonaccrual if they are past due as to maturity or payment of principal or interest for a period of more than 90 days, unless such loans are well-collateralized and in the process of collection. If a loan or a portion of a loan is classified as doubtful or is partially charged off, the loan is classified as nonaccrual. Loans that are on a current payment status or past due less than 90 days may also be classified as nonaccrual if repayment in full of principal and/or interest is in doubt.

Loans may be returned to accrual status when all principal and interest amounts contractually due are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower, in accordance with the contractual terms of the loan agreement.

While a loan is classified as nonaccrual and the future collectibility of the recorded loan balance is doubtful, collections of interest and principal are generally applied as a reduction to principal outstanding. When the future collectibility of the recorded loan balance is expected, interest income may be recognized on a cash basis. In the case where a nonaccrual loan had been partially charged off, recognition of interest on a cash basis is limited to that which would have been recognized on the recorded loan balance at the contractual interest rate. Cash receipts in excess of that amount are recorded as recoveries to the allowance for loan losses until prior charge-offs have been fully recovered.

Loan Servicing — At December 31, 2011 and 2010, the Corporation serviced the home mortgage loans of approximately 1,300 borrowers. Loans are serviced for the Federal National Mortgage Association (Fannie Mae). As of December 31, 2011, the Corporation serviced loans with an aggregate principal amount of approximately $123,564,000 compared to $127,066,000 at December 31, 2010. The average annual servicing fee on its servicing portfolio was 0.25% for 2011 and 2010. The Corporation's servicing business collects mortgage payments, administers tax and insurance escrows, and seeks to mitigate losses on defaulted loans and responds to borrower inquiries. Fannie Mae reserves the right to change service providers at its discretion. Therefore, the Corporation does not recognize an intangible asset for mortgage servicing rights. During 2011 and 2010, the loan servicing function generated fees of approximately $310,000 and $303,000, respectively.

Other Real Estate Owned — Other real estate owned includes properties on which the Corporation's subsidiary has foreclosed and taken title, or has taken possession of the collateral in-substance, but has not completed legal foreclosure proceedings. Real estate properties acquired as a result of foreclosures are carried at the lower of the recorded investment in the loan or the fair value less estimated selling costs. Any excess of the outstanding principal loan balance over the fair value less estimated selling costs of the foreclosed property is charged to the allowance for loan losses. Any subsequent fair value adjustments and net operating expenses are charged to noninterest expense.

Premises and Equipment — Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed by the straight–line method based upon the estimated useful lives of the assets. Buildings and improvements have estimated useful lives of 20 to 40 years. Equipment and fixtures have estimated useful lives of 3 to 10 years. The cost of major improvements is capitalized. The expenditures for maintenance and repairs are charged to expense as incurred. Gains or losses on assets sold are included in other noninterest income or expense.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities — The Corporation applies a financial-components approach that focuses on control when accounting and reporting for transfers and servicing of financial assets and extinguishments of liabilities. Under that approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. This approach provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings.

Goodwill And Other Intangibles — Goodwill and indefinite-lived intangible assets are not amortized, but are reviewed at least annually for impairment. If impaired, goodwill or indefinite-lived intangible assets are written down to fair value, calculated using the discounted cash flow method. The unimpaired balance of goodwill and indefinite-lived intangibles totaled approximately $5,183,000 at December 31, 2011 and 2010.

Income Taxes — The Corporation files a consolidated federal income tax return. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date.

The Corporation classifies interest and penalties related to income tax assessments, if any, in interest expense or noninterest expense, respectively in the consolidated statements of operations. Tax years 2008 through 2010 are subject to examination by the Internal Revenue Service and the West Virginia Department of Taxation. The Corporation has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded it has no liability related to uncertain tax positions.

Segment Information — Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Corporation has determined that it has one significant operating segment, the providing of general commercial financial services to customers located in the geographic areas of southern West Virginia and southwestern Virginia. The various products are those generally offered by community banks, and the allocation of resources is based on the overall performance of the institution, versus the individual branches or products.

Comprehensive Income — The Company classifies items of other comprehensive income by their nature in the financial statements and displays accumulated other comprehensive income separately from retained earnings in the equity section of the balance sheet. Unrealized gains and losses on available for sale securities and net accrued pension benefit liability are the components of the Company's other accumulated comprehensive income.

Post Employment Benefits — The Corporation has a defined benefit pension plan covering employees meeting certain age and service requirements. There are also two defined benefit post retirement plans that provide medical and life insurance benefits. The net periodic costs of theses plans are computed in accordance with Accounting Standards Codification Topic 712, "Compensation — Nonretirement Postemployment Benefits."

New Accounting Standards

In July 2010, FASB issued ASU No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 is intended to provide additional information to assist financial statement users in assessing an entity's credit risk exposures and evaluating the adequacy of its allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2011. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2011. The amendments in ASU 2010-20 encourage, but do not require, comparative disclosures for earlier reporting periods that ended before initial adoption. However, an entity should provide comparative disclosures for those reporting periods ending after initial adoption. The adoption of this ASU did not have a material effect on the Company's results of operations or financial position. The Company has presented the necessary disclosures in Note 3 herein.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring . The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company has presented the necessary disclosures in Note 3 herein.

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements. The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this Update apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment. The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. This ASU is not expected to have a significant impact on the Company's financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company's financial position, results of operations and cash flows.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

2. Securities

Securities available for sale at December 31, 2011 and 2010 are summarized as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
U.S. Government agency obligations	$33,452	$112	$12	$33,552
U.S. Government agency mortgage-backed securities	32,482	661	22	33,121
TOTAL SECURITIES AVAILABLE FOR SALE	$65,934	$773	$34	$66,673
	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
U.S. Government agency obligations	$56,151	$132	$475	$55,808
U.S. Government agency mortgage-backed securities	16,844	790	—	17,634
TOTAL SECURITIES AVAILABLE FOR SALE	$72,995	$922	$475	$73,442

Securities held to maturity at December 31, 2011 and 2010 are summarized as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
State and municipal obligations	$27,024	$1,139	$14	$28,149
TOTAL SECURITIES HELD TO MATURITY	$27,024	$1,139	$14	$28,149
	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
State and municipal obligations	$24,196	$345	$279	$24,262
TOTAL SECURITIES HELD TO MATURITY	$24,196	$345	$279	$24,262

Securities with an aggregate fair value of $34,102,000 at December 31, 2011 and $34,551,000 at December 31, 2010, were pledged to secure public and trust deposits and for other purposes required or permitted by law, including approximately $20,205,000 at December 31, 2011 and $11,431,000 at December 31, 2010 pledged to secure repurchase agreements.

Sales of securities available for sale were as follows:

	2011	2010
	(Dollars in Thousands)
Proceeds from sales	$20,485	$792
Gross realized gains	632	47

During the third quarter of 2011, one municipal issue in the held to maturity portfolio was downgraded below investment grade quality. The security was sold with proceeds of $342,000 received and a $2,000 gain was recognized.

The amortized cost and estimated fair value for securities available for sale and securities held to maturity by contractual maturities at December 31, 2011 are shown in the following tables. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Fair Value	Net Unrealized Gains (Losses)
	(Dollars in Thousands)
Due in one year or less	$415	$423	$8
Due after one year through five years	24,337	24,454	117
Due after five years through ten years	14,642	14,982	340
Due after ten years	26,540	26,814	274
TOTAL SECURITIES AVAILABLE FOR SALE	$65,934	$66,673	$739

	Amortized Cost	Fair Value	Net Unrealized Gains (Losses)
	(Dollars in Thousands)
Due in one year or less	$1,302	$1,321	$19
Due after one year through five years	4,070	4,190	120
Due after five years through ten years	14,638	15,370	732
Due after ten years	7,014	7,268	254
TOTAL SECURITIES HELD TO MATURITY	$27,024	$28,149	$1,125

We held 11 available for sale securities and 4 held to maturity securities with unrealized losses at December 31, 2011. The following table shows the gross unrealized losses and fair value of the Corporation's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category at December 31, 2011:

	Less Than Twelve Months		Over Twelve Months
	(Dollars in Thousands)

Description of Security	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
Securities available for sale:
U.S. Government agency obligations	$12	$4,989	$—	$—
U.S. Government agency mortgage-backed securities	22	7,583	—	—
Total securities available for sale	$34	$12,572	$—	$—
Securities held to maturity:
Municipal securities	$13	$1,235	$1	$569
Total securities held to maturity	$13	$1,235	$1	$569

For all of these securities, because the decline in market value is attributable to changes in interest rates and not credit quality and because the Corporation has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Corporation does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

Loans And Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Loan Losses [Abstract]
Loans And Allowance For Loan Losses

3. Loans and Allowance for Loan Losses

Loans at December 31, 2011 and 2010 consisted of the following:

	December 31,
	2011	2010
	(Dollars in Thousands)
Commercial	$21,525	$29,102
Commercial–real estate
Construction	7,291	8,462
Owner occupied	50,116	52,289
Non-owner occupied	50,817	51,378
Total commercial loans	129,749	141,231
Consumer	16,844	19,045
Residential real estate	97,142	93,044
Residential construction	4,632	6,937
Total consumer loans	118,618	119,026
TOTAL LOANS	$248,367	$260,257

The Corporation's subsidiary has had and can be expected to have in the future various banking transactions with directors, executive officers, their immediate families and affiliated companies in which they are principal stockholders (commonly referred to as related parties). These loans to related parties are summarized as follows:

	2011	2010
	(Dollars in Thousands)
BALANCE AT BEGINNING OF YEAR	$13,427	$18,291
New loans	9,153	4,591
Repayments	(3,514)	(9,455)
BALANCE AT END OF YEAR	$19,066	$13,427

Loans are categorized into one of nine loan grades with grades 1 through 5 representing various levels of acceptable loans and grades 6 through 9 representing various levels of credit deterioration.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with both internal and external oversight. The Credit Administration Department is responsible for the timely and accurate risk rating of the loan portfolio at origination and on an ongoing basis. As part of this process the Company's loan officers are responsible for providing the Credit Administration Department with all necessary information needed to accurately risk rate the loans in excess of $250,000 in their portfolios at origination and on an ongoing basis. Loans under $250,000 are assigned a predetermined risk rating set by The Credit Administration Department based upon the class and risk characteristics of the loan. The Company's approving Committees review risk ratings when approving a loan. Additionally, on a quarterly basis any risk rating changes are reported to the Discount Committee and the Board of Directors, except those made within the pass risk ratings. The Company engages an external consultant to conduct loan review on a quarterly basis. Generally, the external consultant reviews commercial relationships that equal or exceed $250,000, but not less than 75% of the total commercial portfolio, and all adversely classified commercial credits. Detailed problem loan reports, including plans for resolution, are completed on loans classified as OAEM and Substandard greater than $250,000 on a quarterly basis. The Company's process requires the review and evaluation of impaired loans greater than $250,000 and all troubled debt restructures to be updated at least quarterly.

6 — Special Mention (OAEM)

A special mention asset has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution's credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification. Loans graded a 6 may be experiencing adverse operating trends such as declining revenues or margins or an ill-proportioned balance sheet caused by increasing accounts receivable and/or inventory balances not supported by an increase in sales revenue. Other reasons supporting this classification include adverse economic or market conditions, pending litigation or any other material structural weakness.

7 — Substandard

Substandard loans are inadequately protected by current sound net worth, paying capacity of the borrower, or pledged collateral. Loans are normally graded 7 when they have unsatisfactory characteristics causing more than acceptable levels of risk. A loan graded 7 normally has one or more well-defined weakness that could jeopardize repayment of the debt. The following are examples of situations that might cause a loan to be graded 7:

•	Cash flow deficiencies jeopardize future loan payments.

•	Sale of non-collateral assets has become a primary source of loan repayment.

•	The relationship has deteriorated to the point that sale of collateral is now the bank's primary source of repayment.

•	The borrower is bankrupt, or for any other reason, future repayment is dependent on court action.

8 — Doubtful

Loans are graded 8 if they contain weakness so serious that collection or liquidation in full is questionable. An 8 classification will result in the loan being placed in non-accrual.

9 — Loss

A 9 rating is assigned to loans considered uncollectible and of such little value that their continuance as an active bank asset is not warranted. This rating does not mean that the asset has no recovery or salvage value, but rather that the asset should be charged off now, even though partial or full recovery may be possible in the future.

The following table presents loans by credit quality indicator at December 31, 2011.

	Pass	Special Mention	Substandard	Total
	(Dollars in Thousands)
Commercial	$19,524	$65	$1,936	$21,525
Commercial–Real Estate
Construction	2,343	—	4,948	7,291
Owner Occupied	37,028	5,371	7,717	50,116
Non-Owner Occupied	47,284	767	2,766	50,817
Consumer	16,527	86	231	16,844
Residential Real Estate	90,968	281	5,893	97,142
Residential Construction	4,063	—	569	4,632
TOTAL	$217,737	$6,570	$24,060	$248,367

The following table presents loans by credit quality indicator at December 31, 2010.

	Pass	Special Mention	Substandard	Total
	(Dollars in Thousands)
Commercial	$24,069	$918	$4,115	$29,102
Commercial–Real Estate
Construction	3,514	0	4,948	8,462
Owner Occupied	40,104	4,080	8,105	52,289
Non-Owner Occupied	46,238	3,152	1,988	51,378
Consumer	18,614	148	283	19,045
Residential Real Estate	86,446	1,497	5,101	93,044
Residential Construction	6,365	0	572	6,937
TOTAL	$225,350	$9,795	$25,112	$260,257

The following table presents loans by past due status at December 31, 2011.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	90 Days Past Due and Still Accruing
	(Dollars in Thousands)
Commercial	$157	$233	$1,169	$1,559	$19,966	$21,525	$—
Commercial–Real Estate
Construction	—	—	4,948	4,948	2,343	7,291	—
Owner Occupied	681	174	3,047	3,902	46,214	50,116	—
Non-Owner Occupied	123	—	1,827	1,950	48,867	50,817	—
Consumer	136	88	61	285	16,559	16,844	42
Residential Real Estate	1,607	999	1,999	4,605	92,537	97,142	765
Residential Construction	47	—	476	523	4,109	4,632	23
TOTAL	$2,751	$1,494	$13,527	$17,772	$230,595	$248,367	$830

The following table presents loans by past due status at December 31, 2010.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	90 Days Past Due and Still Accruing
	(Dollars in Thousands)
Commercial	$338	$919	$543	$1,800	$27,302	$29,102	$—
Commercial–Real Estate
Construction	4,948	14	—	4,962	3,500	8,462	65
Owner Occupied	312	2,374	150	2,836	49,453	52,289	—
Non-Owner Occupied	690	968	930	2,588	48,790	51,378	5
Consumer	389	83	91	563	18,482	19,045	44
Residential Real Estate	2,428	625	1,183	4,236	88,808	93,044	525
Residential Construction	—	21	65	86	6,851	6,937	—
TOTAL	$9,105	$5,004	$2,962	$17,071	$243,186	$260,257	$639

The following table presents impaired loans at December 31, 2011.

	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized

	(Dollars in Thousands)
With no related allowance recorded:
Commercial	$19	$269	$—	$19	$1
Commercial Real Estate
Owner occupied	499	499	—	513	—
Nonowner occupied	123	123	—	127	—

Total Commercial	$641	$891	$—	$659	$1

Consumer	$14	$14	$—	$14	$—
Residential real estate	983	983	—	1,013	9
Residential construction	452	452	—	452	—

Total Consumer	$1,449	$1,449	$—	$1,479	$9

With an allowance recorded:
Commercial	$1,154	$1,273	$469	$1,132	$—
Commercial Real Estate
Construction	4,948	4,948	768	4,948	—
Owner occupied	3,046	3,046	33	3,078	15
Nonowner occupied	2,613	2,613	463	2,612	29

Total Commercial	$11,761	$11,880	$1,733	$11,770	$44

Consumer	$26	$26	$1	$36	$2
Residential real estate	624	624	81	635	28
Residential Construction	33	33	3	33	2

Total Consumer	$683	$683	$85	$704	$32

Total:
Commercial	$1,173	$1,542	$469	$1,151	$1
Commercial Real Estate
Construction	4,948	4,948	`768	4,948	—
Owner occupied	3,545	3,545	33	3,591	15
Nonowner occupied	2,736	2,736	463	2,739	29

Total Commercial	$12,402	$12,771	$1,733	$12,429	$45

Consumer	$40	$40	$1	$50	$2
Residential real estate	1,607	1,607	81	1,648	37
Residential construction	485	485	3	485	2

Total Consumer	$2,132	$2,132	$85	$2,183	$41

The following table presents impaired loans at December 31, 2010.

	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized

	(Dollars in Thousands)
With no related allowance recorded:
Commercial	$599	$849	$—	$773	$1
Commercial Real Estate
Construction	4,948	4,948	—	4,883	140
Owner occupied	2,356	2,356	—	2,392	—
Nonowner occupied	1,423	1,423	—	1,428	—

Total Commercial	$9,326	$9,576	$—	$9,476	$141

Consumer	$12	$12	$—	$181	$—
Residential real estate	411	411	—	434	—
Residential construction	452	452	—	452	—

Total Consumer	$875	$875	$—	1,067	$—

With an allowance recorded:
Commercial	$2,988	$2,988	$1,199	$4,410	$124
Commercial Real Estate
Owner occupied	1,634	1,634	712	1,642	67
Nonowner occupied	533	533	327	544	29

Total Commercial	$5,155	$5,155	$2,238	$6,596	$220

Consumer	$38	$38	$1	$42	$1
Residential real estate	548	548	110	1,046	58
Residential construction	34	34	3	34	2

Total Consumer	$620	$620	$114	$1,122	$61

Total:
Commercial	$3,587	$3,837	$1,199	$5,183	$125
Commercial Real Estate
Construction	4,948	4,948	—	4,883	140
Owner occupied	3,990	3,990	712	4,034	67
Nonowner occupied	1,956	1,956	327	1,972	29

Total Commercial	$14,481	$14,731	$2,238	$16,072	$361

Consumer	$50	$50	$1	$223	$1
Residential real estate	959	959	110	1,480	58
Residential construction	486	486	3	486	2

Total Consumer	$1,495	$1,495	$114	$2,189	$61

The following table presents nonaccrual loans, accruing loans past due 90 days or more, and restructured loans at December 31:

	2011	2010
	(Dollars in Thousands)
Nonaccrual loans	$13,827	$16,764
Accruing loans past due 90 days or more	830	639
Restructured loans (accruing)	1,429	904

The following table presents the composition of nonaccrual loans at December 31, 2011 and 2010.

	December 31,
	2011	2010
	(Dollars in Thousands)
Commercial	$1,354	$3,203
Commercial–Real Estate
Construction	4,948	4,948
Owner Occupied	3,669	4,066
Non-Owner Occupied	1,827	1,973
Total Commercial Loans	11,798	14,190
Consumer	26	72
Residential Real Estate	1,551	2,050
Residential Construction	452	452
Total Consumer Loans	2,029	2,574
TOTAL NONACCRUAL LOANS	$13,827	$16,764

In addition to the review of credit quality through the credit review process, we construct a comprehensive allowance analysis for the loan portfolio at least quarterly. The procedures that we use entail preparation of a loan "watch" list and assigning each loan a classification. Commercial loans with an aggregate loan balance in excess of $250,000 that meet one or more of the following conditions require the completion of a Problem Loan Report and an impairment analysis by the responsible lender. The conditions are as follows:

a.	Commercial loans graded OAEM, Substandard, Doubtful or Loss
b.	Commercial loan in non-accrual status
c.	Commercial loans deemed impaired
d.	Commercial loans past due greater than 90 days
e.	Trouble debt restructures
f.	Other mitigating circumstances i.e. bankruptcy, death of borrower/guarantor, etc.

The loans specified on the loan "watch" list have been assigned a classification that is intended to be representative of the degree of risk associated with that particular loan(s). An on-going three-year migration analysis of the pools of loans graded OAEM, Substandard, Doubtful and Loss as compared to their historical charge-offs is completed annually. This three year average percentage is then applied to the respective loan pool.

The remaining portfolio is segregated into loan pools consisting of commercial loans, commercial real estate owner occupied loans, commercial real estate non-owner occupied loans, commercial construction and land development loans, residential real estate loans, residential construction loans and consumer loans. The historical net charge-off percentage of each category is compiled. This data is then used to establish an average charge off percentage for each category.

Also, we review concentrations of credit, classes of loans and pledged collateral to determine the existence of any deterioration. In addition, we consider volume and trends in delinquencies and nonaccrual loans, the loan portfolio composition, loan volume and maturity of the portfolio, national and local economic conditions and the experience, ability and depth of our lending management and staff.

The following tables summarize changes in the allowance for loan losses applicable to each category of the loan portfolio:

	For the Year Ended December 31, 2011
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Balance at beginning of period	$1,758	$1,966	$588	$1,206	$283	$74	$5,875
Provision for loan losses	927	1,235	(14)	449	608	36	3,241
Recoveries on loans previously charged off	8	62	57	1	—	—	128
Loans charged off	(1,929)	(1,735)	(154)	(521)	—	—	(4,339)
Balance at end of period	$764	$1,528	$477	$1,135	$891	$110	$4,905

	For the Year Ended December 31, 2010
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Balance at beginning of period	$752	$1,328	$508	$767	$938	$32	$4,325
Provision for loan losses	1,075	575	310	575	(641)	42	1,936
Recoveries on loans previously charged off	18	93	53	3	—	—	167
Loans charged off	(87)	(30)	(283)	(139)	(14)	—	(553)
Balance at end of period	$1,758	$1,966	$588	$1,206	$283	$74	$5,875

The following table presents the allocation of the allowance for loan losses at December 31, 2011 and 2010.

	December 31, 2011
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Reserve ending balance	$764	$1,528	$477	$1,135	$891	$110	$4,905
Individually evaluated for impairment	$353	$612	$1	$81	$771	$—	$1,818
Collectively evaluated for impairment	$411	$916	$476	$1,054	$120	$110	$3,087
Principal balance outstanding:
Individually evaluated for impairment	$1,173	$6,281	$40	$1,607	$5,433	$—	$14,534
Collectively evaluated for impairment	20,352	94,651	16,804	95,535	6,491	—	233,833
Total loans	$21,525	$100,932	$16,844	$97,142	$11,924	$—	$248,367

	December 31, 2010
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Reserve ending balance:	$1,758	$1,966	$588	$1,206	$283	$74	$5,875
Individually evaluated for impairment	$1,199	$1,039	$1	$110	$3	$0	$2,352
Collectively evaluated for impairment	$559	$927	$587	$1,096	$280	$74	$3,523
Principal balance outstanding:
Individually evaluated for impairment	$3,587	$5,946	$50	$959	$5,434	$—	$15,976
Collectively evaluated for impairment	26,229	97,404	19,017	91,065	10,566	—	244,281
Total loans	$29,816	$103,350	$19,067	$92,024	$16,000	$—	$260,257

The Company's loan portfolio also includes certain loans that have been modified in a troubled debt restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's collection activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole remaining source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan, net of charge-offs, deferred loan fees or costs and unamortized premium or discount, impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan's classification at origination.

The following tables include the recorded investment and number of modifications for these loans by type of concession. The Company reports the recorded investment in the loans prior to modifications and also the recorded investment in the loans after the loans were restructured. There were no modifications for troubled debt restructurings within the last year where concessions were made and subsequently defaulted in the current reporting period. As a result of adopting the amendments in ASU 2011-012, the Company reassessed all restructurings that occurred since January 1, 2011 to determine whether they are considered troubled debt restructurings (TDRs) under the amended guidance. The Company identified no TDRs for which the allowance for loan losses had previously been measured under a general allowance methodology.

Troubled debt restructurings

For the Year Ended December 31, 2011

	Number Of Modifications	Recorded Investment Prior to Modification	Recorded Investment After Modification
		(Dollars in Thousands)
Interest Only Period Provided
Commercial–real estate
Non-owner Occupied	1	$785	$785
TOTAL	1	$785	$785
Loan Term Extension
Consumer	2	$10	$10
Residential real estate	1	176	194
TOTAL	3	$186	$204

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

4. Premises and Equipment

Premises and equipment at December 31, 2011 and 2010 consisted of the following:

	December 31,
	2011	2010
	(Dollars in Thousands)
Land	$2,552	$2,552
Buildings and improvements	15,736	15,756
Equipment and fixtures	6,354	6,395
Total	24,642	24,703
Less accumulated depreciation	12,139	11,633
NET PREMISES AND EQUIPMENT	$12,503	$13,070

Depreciation charged to operating expense amounted to $800,000 in 2011 and $867,000 in 2010.

Certain premises and equipment are utilized under long-term operating leases. The aggregate minimum annual rental commitments under those leases total approximately $144,000 in 2012, $142,000 in 2013, $128,000 in 2014, $77,000 in 2015 and $50,000 in 2016. Total net rent expense included in the accompanying consolidated financial statements was $129,000 in 2011 and $91,000 in 2010.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

5. Deposits

Deposits at December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
	(Dollars in Thousands)
Individuals, partnerships and corporations:
Demand deposits	$54,237	$44,638
Time and savings deposits	278,455	288,581
U.S. Government	9	18
States and political subdivisions	17,358	17,634
Due to banks	572	171
Certified and official checks	2,018	1,299
TOTAL DEPOSITS	$352,649	$352,341

The scheduled maturities of time deposits at December 31, 2011 were as follows:

(Dollars in Thousands)
2012	$109,561
2013	17,058
2014	4,241
2015	6,229
2016	7,742
Thereafter	188
TOTAL TIME DEPOSITS	$145,019

Time deposits include certificates of deposit issued in amounts of $100,000 or more totaling approximately $48,981,000 and $52,426,000 at December 31, 2011 and 2010, respectively. At December 31, 2011, deposits of executive officers, directors and their related interests were $7,301,000.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income

6. Other Comprehensive Income

Other comprehensive income is defined as comprehensive income exclusive of net income. Other comprehensive income (loss) consists of the following:

	Years Ended December 31,
	(Dollars in Thousands)
	2011	2010
Unrealized gains (losses) on pension and postretirement benefit obligations arising during the year	$(1,261)	$(338)
Unrealized gains (losses) on available for sale securities arising during the year	927	(387)
Reclassification adjustment for gains included in net income	(634)	(47)
Other comprehensive income (loss) before tax	(968)	(772)
Income tax benefit related to other comprehensive income	361	288
Other comprehensive income (loss), net of tax	$(607)	$(484)

Post Employment Benefits	12 Months Ended
Dec. 31, 2011
Post Employment Benefits [Abstract]
Post Employment Benefits

7. Post Employment Benefits

The Corporation has a noncontributory pension plan covering all eligible employees with six months of service who have attained the age of twenty and one-half. Contributions to the plan are based on computations by independent actuarial consultants. The plan's assets include common stock, fixed income securities, short-term investments and cash.

The Corporation sponsors two defined benefit post retirement plans that cover both salaried and nonsalaried employees. One plan provides medical benefits, and the other provides life insurance benefits. The post retirement health care plan is contributory and the life insurance plan is noncontributory. The health plan has an annual limitation (a "cap") on the dollar amount of the employer's share of the cost of covered benefits incurred by a plan participant. The retiree is responsible, therefore, for the amount by which the cost of the benefit coverage under the plan incurred during a year exceeds that cap. No health care cost increases have been factored into the health plan's actuarial calculations due to this cap.

The following table outlines the changes in the Corporation's postemployment benefit plan obligations, assets and funded status for the years ended December 31, 2011 and 2010, and the assumptions and components of net periodic benefit costs for the two years in the period ended December 31, 2011.

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$8,729	$7,987	$993	$1,008
Service cost	347	317	13	15
Interest cost	439	446	51	57
Actuarial (gain) loss	795	701	13	(43)
Benefits paid	(295)	(722)	(42)	(44)
Effect of curtailment	(358)	—	—	—
Projected benefit obligation at end of year	9,657	8,729	1,028	993
Change in plan asset
Fair value of plan assets at beginning of year	6,727	6,468	—	—
Actual return on plan assets	82	681	—	—
Employer contribution	500	300	42	44
Benefits paid	(295)	(722)	(42)	(44)
Fair value of plan assets at end of year	7,014	6,727	—	—
Funded status	(2,643)	(2,002)	(1,028)	(993)
Unrecognized net actuarial (gain) loss	4,809	4,172	(395)	(447)
Unrecognized prior service cost	—	(627)	—	—
Unrecognized transition obligation	—	—	55	111
Prepaid (accrued) benefit cost	$2,166	$1,543	$(1,368)	$(1,329)

The defined benefit pension plan's accumulated benefit obligation was $9,657,000 at December 31, 2011, and $8,420,000 at December 31, 2010.

During 2011 the Corporation amended the defined benefit pension plan to freeze all accruals and to close the plan to new entrants. As a result, the Corporation recognized a curtailment gain of $537,000 for the year ended December 31, 2011.

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Thousands)
Actuarial assumptions
Discount rate	4.45%	5.13%	4.53%	5.27%
Expected return on plan assets	8.00%	8.00%	N/A	N/A
Rate of compensation increase	N/A	3.00%	N/A	N/A

Components of net periodic benefit cost
Service cost	$347	$317	$13	$15
Interest cost	439	446	51	57
Expected return on plan assets	(536)	(511)	—	—
Amortization of prior service cost	(90)	(90)	—	—
Amortization of transition obligation	—	—	55	55
Recognized net actuarial (gain) loss	254	219	(38)	(34)
Net periodic benefit cost	414	381	81	93
Curtailment income	(537)	—	—	—
Net benefit cost (income)	$(123)	$381	$81	$93

Included in Accumulated Other Comprehensive Income at December 31, 2011 and 2010 are the following non-cash pretax charges which have not yet been recognized in net periodic pension cost. Also presented is the estimated portion of each component of Accumulated Other Comprehensive Income which is expected to be recognized as a component of net periodic benefit cost during the year-ending December 31, 2012.

	Amt. recognized in Acc. Other Comp. Income at Dec 31, 2011	Amt. recognized in Acc. Other Comp. Income at Dec 31, 2010	Amount expected to be charged to net periodic cost in 2012
	(Dollars in Thousands)
Pension Benefits:
Net actuarial losses	$4,809	$4,172	$116
Prior service cost	—	$(627)	—

Other Postretirement Benefits:
Net actuarial gains	$(395)	$(447)	$(37)
Transition obligation	$55	$111	$55

The expected benefits to be paid under the Corporation's postemployment benefit plans are as follows:

	Pension Benefits	Other Postretirement Benefits
	(Dollars in Thousands)
2012	$514	$49
2013	$502	$51
2014	$350	$50
2015	$434	$50
2016	$1,082	$54
2017-2021	$2,717	$275

The asset allocation for the defined benefit pension plan for the years ended December 31, 2011 and 2010, by asset category, is as follows:

ASSET CATEGORY

	Percentage of Plan Assets
	2011	2010
Equity securities	70%	75%
Debt securities	20	20
Real estate	1	1
Other	9	4
Total	100%	100%

The investment objective for the defined benefit pension plan is to maximize total return with tolerance for slightly above average risk. Asset allocation strongly favors equities, with a target allocation of approximately 65% equity securities, 25% fixed income securities, and 10% cash and cash equivalents. Due to volatility in the market, the target allocation is not always desirable and asset allocations will fluctuate between the acceptable ranges. A core equity position of large cap stocks will be maintained. However, more aggressive or volatile sectors will be meaningfully represented in the asset mix in pursuit of higher returns. Higher volatility investment strategies such as real estate mortgages, limited partnerships, and international equities will be appropriate strategies in conjunction with the core position. It is management's intent to give the investment managers flexibility within the overall guidelines with respect to investment decisions and their timing. The defined benefit pension plan holds no investments in the Corporation's common stock.

The following table presents fair value information about the Company's defined benefit pension plan assets by asset category as of December 31, 2011 and 2010.

		Fair Value Measurements at December 31, 2011, Using:
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Equity securities	$3,620	$3,620	$—	$—
Indexed funds	1,720	1,720	—	—
Debt securities	659	—	659	—
Preferred stocks	325	—	325	—
Real estate mortgages	54	—	54	—
Other investments, includes cash and cash equivalents	636	636	—	—
Total	$7,014	$5,976	$1,038	$—

		Fair Value Measurements at December 31, 2010, Using:
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Equity securities	$3,438	$3,438	$—	$—
Indexed funds	2,143	2,143	—	—
Debt securities	353	—	353	—
Preferred stocks	298	—	298	—
Real estate mortgages	83	—	83	—
Other investments, includes cash and cash equivalents	412	412	—	—
Total	$6,727	$5,993	$734	$—

Equity securities and indexed funds: Valued at the closing prices reported on the active market on which the individual securities are traded.

All other investments: Valued at fair value based on models that consider criteria such as dealer quotes, available trade date, issuer credit worthiness, and bond and swap yield curves.

The Corporation made discretionary contributions of $300,000 to the pension plan in 2010, and $500,000 in 2011. The Corporation expects to contribute $1,000,000 to the pension plan in 2012.

The Corporation maintains a qualified 401(k) retirement savings plan. All employees age 21 and over are eligible to participate on a voluntary basis. The Corporation adopted a safe-harbor match of 100% up to 6% of compensation for 2010 and 2011. Total amounts charged to operating expense for payments pursuant to this plan were approximately $214,000 in 2011 and $234,000 in 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

The provision for income taxes consisted of the following:

	Years Ended December 31,
Tax provision attributed to income from operations:	2011	2010
Current:	(Dollars in Thousands)
Federal	$157	$1,361
State	23	281
Deferred expense (benefit)	698	(697)
PROVISION FOR INCOME TAXES	$878	$945

The components of deferred tax assets and liabilities at December 31, 2011 and 2010 were as follows:

	2011	2010
	(Dollars in Thousands)
Allowance for loan losses	$1,544	$2,091
Retirement plans	1,369	1,118
Alternative minimum tax credits	164	—
Other	131	121
Gross deferred tax assets	3,208	3,330
Depreciation	(216)	(280)
Goodwill	(1,586)	(1,428)
Unrealized gains on securities available for sale	(276)	(167)
Other	(252)	(240)
Gross deferred tax liabilities	(2,330)	(2,115)
NET DEFERRED TAX ASSET	$878	$1,215

The principal differences between the effective tax rate and the federal statutory rate were as follows:

	Years Ended December 31,
	2011		2010
	(Dollars in Thousands)
	Amount	%	Amount	%
Provision at statutory rate	$1,052	34	$1,049	34
Tax-exempt interest income from certain investment securities and loans	(276)	(9)	(273)	(9)
State income tax expense, net of federal benefit	91	3	120	4
Other, net	11	—	49	2
PROVISION FOR INCOME TAXES	$878	28	$945	31

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

9. Commitments and Contingencies

In the normal course of business, the Corporation is involved in various legal suits and proceedings. In the opinion of management, based on the advice of legal counsel, these suits are without substantial merit and should not result in judgments which in the aggregate would have a material adverse effect on the Corporation's financial statements.

Financial Instruments, Concentrations Of Credit And Fair Values	12 Months Ended
Dec. 31, 2011
Financial Instruments, Concentrations Of Credit And Fair Values [Abstract]
Financial Instruments, Concentrations Of Credit And Fair Values

10. Financial Instruments, Concentrations of Credit and Fair Values

The subsidiary of the Corporation is party to various financial instruments with off-balance sheet risk arising in the normal course of business to meet the financing needs of its customers. Those financial instruments include commitments to extend credit in the form of unused lines of credit and financial standby letters of credit. These instruments contain various elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

Unused lines of credit represent agreements to lend to a customer as long as there is no violation of any condition established in the contract, and generally have fixed expiration dates or other termination clauses and may require payment of a fee. Financial standby letters of credit are conditional commitments issued by the subsidiary to guarantee the financial performance of a customer to a third party. Those guarantees are primarily used to support public and private borrowing arrangements.

The subsidiary's exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, is the contractual amount of those instruments. The subsidiary uses the same credit policies in making commitments and conditional obligations that it does for on-balance sheet instruments.

The components of the Corporation's off-balance sheet financial commitments at December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Unused lines of credit	(Dollars in Thousands)
Home equity lines	$5,044	$4,686
Commercial real estate, construction and land development secured by real estate	15,027	20,942
Other unused commitments	16,483	16,714
Total unused lines of credit	$36,554	$42,342
Financial standby letters of credit	$3,796	$3,887

The carrying amount and fair value of financial standby letters of credit was $3,000 at December 31, 2011 and 2010. Also, at December 31, 2011 and 2010, the Corporation had residential mortgage loan commitments outstanding of $2,533,000 and $2,843,000, respectively. Derivative financial instruments related to these commitments at December 31, 2011 and 2010 were $23,000 and $60,000, respectively.

The Corporation's subsidiary grants various types of credit including, but not limited to, agriculture, commercial, consumer, and residential loans to customers primarily located throughout southern West Virginia and southwestern Virginia. Each customer's creditwor-thiness is examined on a case by case basis. The amount of collateral obtained, if any, is determined by management's credit evaluation of the customer. Collateral held varies, but may include property, accounts receivable, inventory, plant and equipment, securities, or other income producing property. The loan portfolio is generally well diversified and geographically dispersed within the region. Within each specific industry, borrowers are well diversified as to specialty, service, or other unique feature of the overall industry.

A substantial portion of the customers' ability to honor their contractual commitment is largely dependent upon the economic conditions of the respective industry and overall economic conditions of the region. At December 31, 2011, the Corporation had concentrations of $23,811,000, or 58.5% of stockholders' equity in loans to lessors of residential real property, and $18,792,000, or 46.1% of stockholders' equity in loans to lessors of nonresidential real property. These concentrations are diversified by geography throughout the Mid-Atlantic region.

Accounting standards require the disclosure of the estimated fair value of on and off-balance sheet financial instruments. For the Corporation, as for most financial institutions, most of its assets and liabilities are considered financial instruments. Most of the Corporation's financial instruments, however, lack an available trading market characterized by a willing buyer and a willing seller engaging in an exchange transaction. It is also the Corporation's general practice and intent to hold its financial instruments to maturity and not to engage in trading or sales activities. Therefore, significant estimations and present value calculations were used by the Corporation for the purposes of this disclosure.

Fair values are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis. The discount rates used are estimated using comparable market rates for similar types of instruments adjusted to be commensurate with the credit risk, overhead costs, and optionality of such instruments.

The estimated fair value and the recorded book balances at December 31, 2011 and 2010 were as follows:

	2011		2010
	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$55,742	$55,742	$28,869	$28,869
Securities available for sale	66,673	66,673	73,442	73,442
Securities held to maturity	28,149	27,024	24,262	24,196
Federal Home Loan Bank and Federal Reserve Bank stock	1,352	1,352	1,572	1,572
Net loans	254,834	243,462	264,533	254,382
Accrued interest receivable	832	832	1,243	1,243

Liabilities:
Noninterest-bearing deposits	$57,403	$57,403	$47,056	$47,056
Deposits with no stated maturities	150,227	150,227	147,460	147,460
Deposits with stated maturities	145,973	145,019	158,730	157,825
Short-term borrowings	20,097	20,097	11,457	11,457
Accrued interest payable	86	86	137	137

The estimation methodologies used to determine fair value are as follows: For those loans and deposits with floating interest rates it was presumed that the estimated fair value generally approximated the recorded book balances. Securities actively traded in a secondary market have been valued using quoted available market prices. Deposits with stated maturities have been valued using a present value discounted cash flow with a discount rate approximating current market rates for similar assets and liabilities. Deposits with no stated maturities have an estimated fair value equal to the amount payable on demand which is the recorded book balance. The net loan portfolio has been valued using a present value discounted cash flow. The discount rate used in these calculations is the federal funds sold rate adjusted for noninterest operating costs, credit losses, and assumed prepayment risk. Fair values for nonperforming loans are estimated using discounted cash flow analysis, or underlying collateral values, where applicable. Changes in assumptions or estimation methodologies may have a material effect on these estimated fair values.

The Corporation utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Corporation may be required to record at fair value other assets on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Corporation groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 — Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale:

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions.

Loans:

The Corporation does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. The fair value of impaired loans is estimated using one of several methods, including collateral value, recent appraisal value and/or tax assessed value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Corporation records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Corporation records the impaired loan as nonrecurring Level 3.

Foreclosed Assets / Repossessions:

Foreclosed assets and repossessions are adjusted to fair value upon transfer of the loans to foreclosed assets and repossessions. Subsequently, foreclosed assets and repossessions are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Corporation records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Corporation records the foreclosed asset or repossession as nonrecurring Level 3.

The following table presents information about the Company's assets and liabilities measured at fair value on a recurring and nonrecurring basis as of December 31, 2011 and 2010, and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value.

		Fair Value Measurements at December 31, 2011, Using:
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Assets and liabilities measured on a recurring basis:
Available-for-sale securities	$66,673	$—	$66,673	$—
Total	$66,673	$—	$66,673	$—

Assets and liabilities measured on a nonrecurring basis:
Impaired loans, net	$12,716	$—	$12,716	$—
Foreclosures and repossessions	1,180	—	1,180	—
Total	$13,896	$—	$13,896	$—

		Fair Value Measurements at December 31, 2010, Using
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Assets and liabilities measured on a recurring basis:
Available-for-sale securities	$73,442	$—	$73,442	$—
Total	$73,442	$—	$73,442	$—

Assets and liabilities measured on a nonrecurring basis:
Impaired loans, net	$13,624	$—	$13,624	$—
Foreclosures and repossessions	1,768	—	1,768	—
Total	$15,392	$—	$15,392	$—

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

11. Regulatory Matters

The Corporation's principal source of funds for dividend payment and debt service is dividends received from the subsidiary bank.

Under applicable federal and state laws, the payment of dividends by FCB to the Corporation is restricted in any calendar year to the net profits of that year, as defined, combined with the retained net profits of the two preceding years. At December 31, 2011, FCB had retained net profits for the years 2011 and 2010, of approximately $2,783,000.

The Corporation and its subsidiary are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Corporation's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and its subsidiary must meet specific capital guidelines that involve quantitative measures of the Corporation's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Corporation's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and its subsidiary to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk–weighted assets (as defined), and Tier I capital to average assets (as defined). Management believes, as of December 31, 2011, that the Corporation and its subsidiary meet all capital adequacy requirements to which they are subject.

At it's most recent regulatory examination FCB received notification from it's primary regulator that it was well–capitalized under the regulatory framework for prompt corrective action. To be adequately capitalized, minimum total risk–based, Tier I risk–based, and Tier I leverage ratios as set forth in the following table must be maintained. There are no conditions or events since the recent notification that management believes have changed the institution's category.

	Actual		For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$42,688	16.67%	³	$20,490	³	8.00%
First Century Bank	$41,565	16.26%	³	$20,456	³	8.00%	³	$25,571	³	10.00%
Tier I Capital (to Risk Weighted Assets):
Consolidated	$39,465	15.41%	³	$10,245	³	4.00%
First Century Bank	$38,347	15.00%	³	$10,228	³	4.00%	³	$15,342	³	6.00%
Tier I Capital (to Average Assets):
Consolidated	$39,465	9.49%	³	$16,640	³	4.00%
First Century Bank	$38,347	9.23%	³	$16,623	³	4.00%	³	$20,778	³	5.00%

	Actual		For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Consolidated	$41,411	15.08%	³	$21,970	³	8.00%
First Century Bank	$40,029	14.61%	³	$21,917	³	8.00%	³	$27,396	³	10.00%
Tier I Capital (to Risk Weighted Assets):
Consolidated	$37,948	13.82%	³	$10,985	³	4.00%
First Century Bank	$36,574	13.35%	³	$10,958	³	4.00%	³	$16,438	³	6.00%
Tier I Capital (to Average Assets):
Consolidated	$37,948	9.00%	³	$16,874	³	4.00%
First Century Bank	$36,574	8.68%	³	$16,848	³	4.00%	³	$21,060	³	5.00%

Parent Company Financial Data	12 Months Ended
Dec. 31, 2011
Parent Company Financial Data [Abstract]
Parent Company Financial Data

12. Parent Company Financial Data

Condensed financial information of First Century Bankshares, Inc. (parent company only) is presented below:

STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2011	2010
Assets:	(Dollars in Thousands)
Cash	$487	$183
Investment in subsidiary at equity	39,605	39,096
Other assets	640	1,175
TOTAL ASSETS	$40,732	$40,454
Liabilities:
Other liabilities	$8	$483
TOTAL LIABILITIES	8	483
Stockholders' Equity:
Common stock–$1.25 par value; 10,000,000 shares authorized and 2,000,000 shares issued at December 31, 2011 and 2010; and 1,903,120 shares outstanding at December 31, 2011, and 2010	2,500	2,500
Paid-in capital	757	757
Retained earnings	39,747	38,994
Treasury stock, at cost; 96,880 shares at December 31, 2011 and 2010	(2,280)	(2,280)
TOTAL STOCKHOLDERS' EQUITY	40,724	39,971
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$40,732	$40,454

STATEMENTS OF INCOME
	Years Ended December 31,
	2011	2010
	(Dollars in Thousands)
Income:
Dividends from subsidiary bank	$700	$1,220
Interest income	7	—
TOTAL INCOME	707	1,220
Expenses:
Other	160	150
TOTAL EXPENSES	160	150
Applicable income taxes (benefits)	(55)	(57)
Income before equity in undistributed net income of subsidiaries	602	1,127
Equity in undistributed net income of subsidiary	1,614	1,014
NET INCOME	$2,216	$2,141

STATEMENT OF CASH FLOWS

	Years Ended December 31,
	2011	2010
Cash flows from operating activities	(Dollars in Thousands)
Net income	$2,216	$2,141
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(1,614)	(1,014)
Other adjustments, net	55	(49)
NET CASH PROVIDED BY OPERATING ACTIVITIES	657	1,078
Cash flows from investing activities
Cash received from dissolution of financial subsidiary	503	—
NET CASH PROVIDED BY INVESTING ACTIVITIES	503	—
Cash flows from financing activities
Cash dividends paid	(856)	(1,142)
NET CASH USED BY FINANCING ACTIVITIES	(856)	(1,142)
Net increase (decrease) in cash	304	(64)
Cash at January 1,	183	247
Cash at December 31,	$487	$183